Annual Fund Operating Expenses - Investor A, C and Institutional - BLACKROCK MANAGED INCOME FUND	Apr. 30, 2021
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.27%	[2]
Acquired Fund Fees and Expenses	0.07%	[3]
Expenses (as a percentage of Assets)	0.69%	[3]
Fee Waiver or Reimbursement	(0.25%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.44%	[1],[2]
Investor A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%	[2]
Acquired Fund Fees and Expenses	0.07%	[3]
Expenses (as a percentage of Assets)	0.90%	[3]
Fee Waiver or Reimbursement	(0.21%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.69%	[1],[2]
Investor C Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.25%	[2]
Acquired Fund Fees and Expenses	0.07%	[3]
Expenses (as a percentage of Assets)	1.67%	[3]
Fee Waiver or Reimbursement	(0.23%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.44%	[1],[2]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 79, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 79, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Other Expenses (excluding Dividend Expense, Interest Expense and certain other Fund expenses) to 0.09% of the average daily net assets for Investor A, Investor C and Institutional Shares through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.